Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000090341 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090341 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090341 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000090341 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090341 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090341 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090341 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090341 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090341 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090341 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090341 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.50%
C000090341 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000090341 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000090341 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090341 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000090341 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090341 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090342 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000090342 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000090342 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000090342 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090342 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000090342 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090342 | FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090342 | FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090342 | FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000090342 | FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090342 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.50%
C000090342 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	15.40%
C000090342 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000090342 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090342 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000090342 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090342 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000019816 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019816 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019816 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019816 | FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019816 | FR_29452E101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019816 | FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019816 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019816 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019816 | FR_87256C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019816 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000019816 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.50%
C000019816 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000019816 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000019816 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	19.80%
C000019816 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.70%
C000019816 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000019816 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019816 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000019816 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000019811 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019811 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019811 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019811 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019811 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019811 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019811 | FR_912828ZQ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_91282CAU5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | FR_91282CCP4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019811 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.40%
C000019811 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	35.30%
C000019811 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	27.30%
C000019811 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.70%
C000019811 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.30%
C000019811 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	33.10%
C000019811 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000019811 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000019811 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.80%
C000019811 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000019811 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000019811 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000019811 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000019811 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000019811 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000019811 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000103128 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000103128 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000103128 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000103128 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000103128 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000103128 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000103128 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000103128 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000103128 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000103128 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000103128 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000103128 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000103128 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000103128 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000103128 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000103128 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000103128 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000103128 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000103128 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000019825 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019825 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019825 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019825 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000019825 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019825 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019825 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019825 | FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019825 | FR_79466L302
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019825 | FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019825 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	31.20%
C000019825 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	13.30%
C000019825 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000019825 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000019825 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000019825 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000019825 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000019825 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000019825 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000101966 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000101966 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000101966 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101966 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000101966 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101966 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000101966 | FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101966 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.70%
C000101966 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000101966 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000101966 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000101966 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	27.60%
C000101966 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000101966 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000101966 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000101966 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000101966 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000019826 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019826 | FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019826 | FR_42226A107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019826 | FR_204166102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019826 | FR_750491102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019826 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019826 | FR_26701L100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019826 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	20.70%
C000019826 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.10%
C000019826 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000019826 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019826 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	27.60%
C000019826 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.80%
C000019826 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000019826 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000019826 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000019826 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	0.80%